Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ₨ in Thousands, $ in Thousands		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid income taxes				₨ 156,728
Derivative instruments		₨ 48,837	$ 750	63,818
Interest receivable on term deposits		251,273	3,859	63,352
Other		814,372	12,508	212,039
Total	[1]	₨ 1,114,482	$ 17,117	₨ 495,937

[1]	Includes Security deposit of INR 6,407 (US$ 99) to related parties as of March 31, 2017, also see Note 18.